STOCK OPTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
STOCK OPTIONS

Description of Stock Option Plan

On April 29, 2011, the 2011 Stock Incentive Plan was approved at the Annual Stockholder Meeting. The Company reserved 7,000,000 shares of Common Stock for issuance under the 2011 Stock Incentive Plan.

Determining Fair Value Under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black-Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

On November 9, 2011, Bradley E. Sparks forfeited 1,000,000 options to purchase common stock at $.75 per share.

There are currently 5,920,000 options to purchase common stock at $0.22 per share outstanding at December 31, 2011 under the 2011 Stock Incentive Plan. The Company recorded $78,698 and $0 of compensation expense, net of related tax effects, relative to stock options for the three months ended December 31, 2011 and 2010 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00).

Description of Stock Option Plan

On April 29, 2011, the 2011 Stock Incentive Plan was approved at the Annual Stockholder Meeting. The Company reserved 7,000,000 shares of Common Stock for issuance under the 2011 Stock Incentive Plan.

In 2005, our Board of Directors adopted a combined incentive and nonqualified stock option plan for employees, consultants, suppliers and directors (“2005 Stock Option Plan”).   On October 9, 2006 the Board of Directors authorized an increase in shares available for grant from 2 million to 4 million, subject to stockholder approval. The 2005 Stock Option Plan has never been approved by the shareholders and stock option grants are considered non-statutory.

Determining Fair Value Under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black-Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and do not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjust share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

On November 17, 2010, the Board of Directors authorized to TransTech employees, the grant of non-qualified options to purchase 220,000 shares of the Company’s common stock at $0.24 per share. The non- qualified stock option grants vest quarterly over three years and expire in five (5) years.

On May 9, 2011, the Board of Directors authorized to Marco Hegyi, our Chairman of the Board, the grant of qualified and non-qualified options to purchase 2,000,000 shares of the Company’s common stock at $0.50 per share. The stock option grants vest quarterly over two years and expire in five (5) years.

On May 18, 2011, the Board of Directors authorized to Lance Gima, a consultant, the grant of qualified options to purchase 100,000 shares of the Company’s common stock at $0.52 per share. The stock option grants vest quarterly over one year and expire in five (5) years.

On June 15, 2011, two directors forfeited 135,000 shares from stock option grants granted at $.75 per share that expired June 15, 2011.

There are currently 6,920,000 options to purchase common stock at $.296 per share outstanding at September 30, 2011 under the 2011 Stock Incentive Plan. The Company recorded $151,008 and $152,053 of compensation expense, net of related tax effects, relative to stock options for the year ended September 30, 2011 and 2010 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00). As of September, 2011, there is approximately $591,166 of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately two years.

On November 9, 2011, Mr. Bradley Sparks forfeited 1,000,000 options to purchase common stock.

Stock option activity for the years ended September 30, 2011, 2010 and 2009 are summarized as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2008	1,485,000	0.602	894,250
Granted	75,000	0.150	11,250
Exercised	-	-	-
Forfeitures	(250,000)	0.100	(25,000)
Outstanding as of September 30, 2009	1,310,000	0.672	880,500
Granted	3,500,000	0.141	495,000
Exercised	-	-	-
Forfeitures	(75,000)	(0.150)	(11,250)
Outstanding as of September 30, 2010	4,735,000	$0.288	1,364,250
Granted	2,320,000	0.339	785,800
Exercised	-	-	-
Forfeitures	(135,000)	(0.750)	(101,250)
Outstanding as of September 30, 2011	6,920,000	$0.296	2,048,800

The following table summarizes information about stock options outstanding and exercisable at September 30, 2011:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.09	500,000	8.75 years	$0.090	125,000	$0.090
0.15	3,000,000	8.75 years	0.150	1,875,000	0.150
0.18	100,000	.5 years	0.180	90,000	0.180
0.24	220,000	4.25 years	0.240	55,000	0.240
0.35	2,100,000	4.75 years	0.350	275,000	0.350
0.75	1,000,000	0.0 years	0.750	1,000,000	0.750
	6,920,000	7.53 years	$0.296	3,420,000	$0.553

There is no aggregate intrinsic value of the exercisable options as of September 30, 2011.